INTANGIBLE ASSETS (Details) (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Intangible assets
Intangible assets, gross			$ 51,950	$ 48,629
Less: accumulated amortization			(24,839)	(21,827)
Accumulated impairment loss of intangible assets			(15,162)	(8,552)
Intangible assets, net			11,949	18,250
Amortization of intangible assets			2,813	5,285	6,309
Future amortization expenses
2013			2,035
2014			1,288
2015			773
2016			641
2017			147
Accumulated impairment loss of intangible assets			(15,162)	(8,552)
Impairment loss on trade names	6,610	8,552	6,610	8,552
Trade names
Intangible assets
Intangible assets, gross			647
Less: accumulated amortization			(129)
Customer relationships
Intangible assets
Intangible assets, gross			20,793	20,739
Less: accumulated amortization			(17,879)	(16,164)
Contract backlogs
Intangible assets
Intangible assets, gross			2,588	2,555
Less: accumulated amortization			(2,524)	(2,365)
SAP certificate
Intangible assets
Intangible assets, gross			19	19
Less: accumulated amortization			(19)	(19)
System software
Intangible assets
Intangible assets, gross			1,070	820
Less: accumulated amortization			(567)	(273)
Completed technology
Intangible assets
Intangible assets, gross			4,889	4,871
Less: accumulated amortization			(2,690)	(2,547)
Patent
Intangible assets
Intangible assets, gross			1,096
Less: accumulated amortization			(219)
Non-compete agreement
Intangible assets
Intangible assets, gross			2,123	970
Less: accumulated amortization			(812)	(459)
Trade names
Intangible assets
Intangible assets, gross			$ 18,725	$ 18,655